Document and Entity Information	Aug. 05, 2021
Cover [Abstract]
Entity Registrant Name	MAGNACHIP SEMICONDUCTOR Corp
Amendment Flag	false
Entity Central Index Key	0001325702
Document Type	8-K
Document Period End Date	Aug. 05, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-34791
Entity Tax Identification Number	83-0406195
Entity Address, Address Line One	c/o MagnaChip Semiconductor S.A.
Entity Address, City or Town	Allée Scheffer
Entity Address, Postal Zip Code	L-2520
Entity Address, Country	LU
City Area Code	(352)
Local Phone Number	45-62-62
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	MX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false